Note 8 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
		Fiscal Year:
	2026	2025	2024
Current:
Federal	$22,075	$9,236	$20,850
State	4,225	1,833	4,364
Total	26,300	11,069	25,214

Deferred:
Federal	$5,712	$1,257	$(5,010)
State	2,409	933	(523)
Total	8,121	2,190	(5,533)
Total income taxes	$34,421	$13,259	$19,681

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Fiscal Year:
	2026
U.S. federal statutory rate	$31,310	21.0%
State income taxes (net of federal tax benefit) (1)	5,388	3.6%
Effect of cross border tax laws	(304)	-0.2%
Tax credits	(416)	-0.3%
Non-taxable or non-deductible items	(1,222)	-0.8%
Changes in unrecognized tax benefits	(438)	-0.3%
Other reconciling items	103	0.1%
Total	$34,421	23.1%
	Fiscal Year:
	2025	2024
U.S. federal statutory rate	21.0%	21.0%
State income taxes (net of federal tax benefit)	3.9%	3.6%
Federal credits	-0.8%	-0.6%
State rate changes	0.0%	-0.2%
State credit expiration	0.9%	0.0%
State return to accrual	1.4%	0.5%
Change in valuation allowance	-2.1%	-0.2%
Other	0.0%	-0.4%
Effective income tax rate	24.3%	23.7%

Schedule of Cash Paid for Income Taxes [Table Text Block]
Federal	$25,197
Illinois	1,600
Other states	3,465
Income taxes paid, net of amounts refunded	$30,262

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of:
	March 31,	March 31,
	2026	2025
Deferred income tax assets:
Future tax credits	$2,348	$3,719
Inventory valuation	6,988	7,294
Employee benefits	3,509	3,108
Insurance	560	878
State depreciation basis differences	2,896	3,152
Operating leases	228	128
Intangibles	-	2,994
Pension and post-retirement benefits	13	2,877
Interest	19	34
Business interest limitation	-	3,194
Deferred revenue	100	164
Net operating loss and other tax attribute carryovers	132	278
Other	326	467
Total assets	17,119	28,287
Valuation allowance - noncurrent	(2,328)	(3,719)
Total deferred income tax assets, net	14,791	24,568
Deferred income tax liabilities:
Property basis and depreciation difference	29,853	27,537
Intangibles	379	-
Inventory reserve	6,558	5,200
Right-of-use assets	705	2,236
Pension	26,798	21,587
Other	158	290
Total liabilities	64,451	56,850
Deferred income tax liability, net	$(49,660)	$(32,282)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	As of:
	March 31,	March 31,
	2026	2025
Beginning balance	$912	$830
Tax positions related to prior years:
Additions	-	82
Lapses in statues of limitations	(494)	-
Ending balance	$418	$912